Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Shares Repurchased
The following table provides a summary of shares repurchased by ASML in 2017:

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (EUR millions)

January 1 - 31, 2017	—	—	—	1,100.0
February 1 - 28, 2017	—	—	—	1,100.0
March 1 - 31, 2017	—	—	—	1,100.0
April 1 - 30, 2017	—	—	—	1,100.0
May 1 - 31, 2017	—	—	—	1,100.0
June 1 - 30, 2017	—	—	—	1,100.0
July 1 - 19, 2017	—	—	—	1,100.0
July 20 - 31, 2017	237,000	130.80	237,000	1,069.0
August 1 - 31, 2017	460,259	129.06	697,259	1,009.6
September 1 - 30, 2017	573,620	136.15	1,270,879	931.5
October 1 - 31, 2017	497,878	148.83	1,768,757	857.4
November 1 - 30, 2017	1,147,280	153.84	2,916,037	680.9
December 1 - 22, 2017	552,700	146.37	3,468,737	600.0

Total	3,468,737	144.14